Income taxes - Summary of reconciliation of income tax expense calculated at statutory rate and recognized in profit or loss explanatory (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income taxes
Net income before tax	€ 17,790	€ 23,824	€ 22,125
Applicable tax rate	14.40%	14.50%	14.50%
Tax expense applying the Company tax rate	€ (2,562)	€ (3,454)	€ (3,208)
Effect of tax losses and tax offsets not recognized as deferred tax assets	1,134	(6,327)	744
Effect on recognition of deferred tax assets, on previous unused tax losses and tax offsets		5,145	204
Changes in estimates related to prior years	187	(2,051)	(1,077)
Effect of non-deductible expenses	(3,020)	(4,132)	(4,527)
Effect of non-taxable remeasurement of previously held equity-accounted investee	1,116
Effect of difference to the Group tax rate	854	555	935
Other effects	292	(773)	(389)
Tax write-down	5,300
Tax step up impairment	5,300
Income tax expense	€ (7,299)	€ (11,037)	€ (7,319)
Effective tax rate	41.00%	46.30%	33.10%